Warrants (Schedule of Warrants Outstanding) (Details) (1.00-2.50 [Member])	12 Months Ended
Dec. 31, 2013
1.00-2.50 [Member]
Share Based Compensation Shares Authorized Under Warrant Plans Exercise Price Range [Line Items]
Exercise price, lower limit	1.00
Exercise price, upper limit	2.50
Number outstanding	4,866,000
Weighted average remaining contractual life	2 years 10 months 17 days
Weighted average exercise price	1.89
Exercisable	4,866,000
Exercisable weighted average exercise price	1.89